Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Remeasurement of defined benefit obligations	$ 8,642	$ 292	$ (7,375)	$ (7,099)